UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Center Coast Capital Advisors, LP
Address: 1100 Louisiana Street, Suite 4550
         Houston, TX  77002

13F File Number:  028-14504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Finch
Title:     Chief Compliance Officer
Phone:     713-759-1401

Signature, Place, and Date of Signing:

 /s/  Richard Finch     Houston, TX     June 20, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $153,166 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE HOLDINGS GP LP        COM UNITS LP     01861G100     1314    25000 SH       SOLE                    25000        0        0
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104     3783   115842 SH       SOLE                   115842        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101     3855    60666 SH       SOLE                    60666        0        0
CRESTWOOD MIDSTREAM PRTNERS    COM UNITS REPSTG 226372100     3916   130319 SH       SOLE                   130319        0        0
DUNCAN ENERGY PARTNERS LP      COM UNITS        265026104    13814   341083 SH       SOLE                   341083        0        0
EL PASO PIPELINE PARTNERS L    COM UNIT LPI     283702108    11603   320258 SH       SOLE                   320258        0        0
ENBRIDGE ENERGY MANAGEMENT L   SHS UNITS LLI    29250X103        0        3 SH       SOLE                        3        0        0
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106    11387   176209 SH       SOLE                   176209        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107    10236   237722 SH       SOLE                   237722        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      388     5240 SH       SOLE                     5240        0        0
KINDER MORGAN INC DEL          COM              49456B101      445    15000 SH       SOLE                    15000        0        0
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100    11067   168735 SH       SOLE                   168735        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106     3992    66681 SH       SOLE                    66681        0        0
MARTIN MIDSTREAM PRTNRS L P    UNIT L P INT     573331105     3942    98443 SH       SOLE                    98443        0        0
NUSTAR ENERGY LP               UNIT COM         67058H102     7659   112822 SH       SOLE                   112822        0        0
ONEOK PARTNERS LP              UNIT LTD PARTN   68268N103    11342   137731 SH       SOLE                   137731        0        0
PAA NAT GAS STORAGE L P        COM UNIT LTD     693139107     3889   165227 SH       SOLE                   165227        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     7726   121235 SH       SOLE                   121235        0        0
SPECTRA ENERGY PARTNERS LP     COM              84756N109     7725   235028 SH       SOLE                   235028        0        0
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108     7804    89928 SH       SOLE                    89928        0        0
TARGA RESOURCES PARTNERS LP    COM UNIT         87611X105     3985   114903 SH       SOLE                   114903        0        0
TC PIPELINES LP                UT COM LTD PRT   87233Q108    11613   223240 SH       SOLE                   223240        0        0
WESTERN GAS PARTNERS LP        COM UNIT LP IN   958254104     3959   113334 SH       SOLE                   113334        0        0
WILLIAMS PARTNERS L P          COM UNIT L P     96950F104     7722   149069 SH       SOLE                   149069        0        0